Loss per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Summary of anti-dilutive shares
	June 30,
	2019	2018
Options outstanding	1,082	1,001
Warrants outstanding	11,700	350
Unvested RSUs	-	322
Shares underlying convertible notes	11,096	-
	23,878	1,673

	2018	2017
Options outstanding	1,228	1,007
Warrants outstanding	13,279	420
Unvested RSUs	14	521
Shares underlying convertible notes	2,746	-
	17,267	1,948